Equity (Details) ₪ in Thousands, $ in Thousands				1 Months Ended		6 Months Ended
	Feb. 12, 2023 USD ($)	Jan. 01, 2023	Nov. 15, 2022 USD ($)	Oct. 30, 2021	Jun. 30, 2021	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 ILS (₪) shares	Jun. 30, 2023 USD ($)	May 08, 2024 shares	Dec. 31, 2023 shares	Jun. 13, 2023 shares
Ordinary shares issued (in Shares) | shares						28,851,761	28,851,761			27,989,465	2,650,423
Total expenses for options | $						$ 192		$ 470
Vesting period		3 years
Aggregated amount	$ 180		$ 480				₪ 1,229
RSUs [Member]
Aggregated amount | $						130
Board of Directors [Member]
Number of options granted					1,280,000
Consultants [Member]
Number of options granted				90,000
Employee [Member]
Total expenses for options | $						$ 14		$ 143
Ordinary Shares [Member]
Ordinary shares issued (in Shares) | shares						320,000	320,000
Ordinary Shares [Member] | RSUs [Member]
Ordinary shares issued (in Shares) | shares									862,298